PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6   -       PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2 0 2 1	2 0 2 0
Cost:
Electronic equipment	48,604	43,671
Office furniture and equipment	5,006	4,828
Leasehold improvements	24,217	27,853
	77,827	76,352

Accumulated depreciation:
Electronic equipment	35,040	32,019
Office furniture and equipment	2,755	1,554
Leasehold improvements	5,572	8,611
	43,367	42,184
Net book value	34,460	34,168

Depreciation expenses amounted to $6,475, $5,875 and $5,401 for the years ended December 31, 2021, 2020 and 2019, respectively.